IMMATERIAL CORRECTION TO PRIOR PERIODS	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
IMMATERIAL CORRECTION TO PRIOR PERIODS

3. IMMATERIAL CORRECTION TO PRIOR PERIODS

The Company changed the functional currency from Canadian dollars (“CAD”) to U.S. dollars in fiscal 2022. The change in functional currency from Canadian dollars to U.S. dollars is accounted for prospectively from October 1, 2021. The Company’s interim financial statements previously filed for quarter two and three of fiscal 2022 were based on Canadian dollars as its functional currency.

The tables below represent the balances of the affected accounts for the effect of the change in functional currency as well as the adjustments of 2021 that affect 2022 on the Consolidated Balance Sheet as of March 31, 2022 and the Condensed Consolidated Statement of Loss and Comprehensive Loss for the three and six months ended March 31, 2022. Certain of the prior period figures have been reclassified to conform to the current financial statement presentation.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

Consolidated Balance Sheet as of March 31, 2022

	Balance as
	March 31, 2022
	Previously reported	Adjustments			As Revised

Cash	$6,727,758	$			$6,727,758
Trade and other receivables	146,403				146,403
Prepaid expenses and deposits	81,236				81,236
Reclamation deposits	145,000				145,000
Property and equipment, net	7,967,249		(1,077,822	)(a)	6,639,233
			(129,348	)(b)
			(120,846	)(c)
Right of use asset	49,736		(541	)(c)	49,195
Total assets	15,117,382		(1,328,557)		13,788,825
Trade and other payables	581,772				581,772
Amounts due to related party	2,290				2,290
Convertible debentures	80,000				80,000
Lease liability	55,973				55,973
Loan payable	32,000				32,000
Warrant liability	-		121,978	(c)	121,978
Asset retirement obligations	1,655,428		(1,074,871	)(a)	569,070
			(11,487	)(c)
Total liabilities	2,407,463		(964,380)		1,443,083
Common stock	14,399,373		(42,838	)(c)	14,356,535
Additional paid-in capital	4,615,869		(129,348	)(a)	4,571,535
			222,960	(d)
			(137,946	)(c)
Accumulated other comprehensive income	(18,845)		(108,568	)(c)	(127,413)
Deficit	(6,286,478)		(4,070	)(a)	(6,454,915)
			(222,960	)(b)
			58,593	(c)
Total equity	12,709,919		(364,177)		12,345,742
Total liabilities and equity	$15,117,382		$(1,328,557)		$13,788,825

Consolidated Statements of Loss and Comprehensive Loss for the three and six months ended March 31, 2022

	For the three months ended				For the six months ended
	March 31, 2022				March 31, 2022
	Previously reported	Adjustments		As revised	Previously reported	Adjustments		As revised

Revenue	$241,886	-		$241,886	$348,335			$348,335
Operating expenses	$(391,241)	3,124		$(388,117)	$(1,324,358)	(478	)(c)	$(1,324,836)
Other income (expense)	$4,402	(16,099	)(c)	$(11,697)	$8,314	$59,071	(c)	$67,385
Net Loss	$(144,953)	(12,975)		$(157,928)	$(967,709)	$58,593		$(909,116)
Foreign currency translation adjustment	$82,825	$(82,825	)(c)	$-	$109,687	$(109,687	)(c)	$-
Comprehensive loss	$(62,128)	$(95,800)		$(157,928)	$(858,022)	(51,094)		$(909,116)
Loss Per Share- basic and diluted	$(0.12)	$(0.01)		$(0.13)	$(0.84)	$0.05		$(0.79)

(a)	Adjustment of decommissioning liability
(b)	Adjustment for correction of warrant fair value
(c)	Adjustment for functional currency change
(d)	Adjustment for reclassification of option cancellation

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

Consolidated Statements of Cash Flows

	For the six months ended
	March 31, 2022
	Previously reported	Adjustments	As Revised

Net loss	$(967,709)	$58,593	$(909,116)
Net cash provided by (used in) operating activities	$(231,131)	$(40,766)	$(271,897)
Net cash provided by (used in) investing activities	$(90,657)	$438	$(90,219)
Net cash provided by (used in) financing activities	$7,023,740	$40,328	$7,064,068
Change in cash during the period	$6,701,952	$-	$6,701,952
Cash, beginning of the period	$25,806	$-	$25,806
Cash, end of the period	$6,727,758	$-	$6,727,758

3. IMMATERIAL CORRECTION TO PRIOR PERIODS

The Company changed the functional currency from Canadian dollars (“CAD”) to U.S. dollars in fiscal 2022. The change in functional currency from Canadian dollars to U.S. dollars is accounted for prospectively from October 1, 2021. The Company’s interim financial statements previously filed for quarter two and three of fiscal 2022 were based on Canadian dollars as its functional currency.

The tables below represent the balances of the affected accounts for the effect of the change in functional currency as well as the adjustments of 2021 that affect 2022 on the Consolidated Balance Sheets as of June 30, 2022 and the Condensed Consolidated Statements of Loss and Comprehensive Loss for the three and nine months ended June 30, 2022. Certain of the prior period figures have been reclassified to conform to the current financial statement presentation.

Consolidated Balance Sheet as of June 30, 2022

	Balance as
	June 30, 2022
	Previously reported	Adjustments			As Revised

Cash	$5,366,789	$			$5,366,789
Trade and other receivables	186,740				186,740
Prepaid expenses and deposits	878,119				878,119
Reclamation deposits	145,052				145,052
Property and equipment, net	7,838,520		(1,077,822	)(a)	6,703,910
			(129,348	)(b)
			72,560	(c)
Right of use asset	37,369		153	(c)	37,522
Total assets	14,452,589		(1,134,457)		13,318,132
Trade and other payables	1,123,635				1,123,635
Amounts due to related party	8,687				8,687
Convertible debentures	77,600				77,600
Lease liability	42,806				42,806
Warrant liability	-		49,140	(c)	49,140
Asset retirement obligations	1,645,171		(1,074,871	)(a)	577,308
			7,008	(c)
Total liabilities	2,897,899		(1,018,723)		1,879,176
Common stock	14,381,071		(42,838	)(c)	14,338,233
Additional paid-in capital	4,616,054		(129,348	)(a)	4,571,720
			222,960	(d)
			(137,946)	(c)
Accumulated other comprehensive income	(394,654)		267,241	(c)	(127,413)
Deficit	(7,047,781)		(4,070	)(a)	(7,343,584)
			(222,960	)(b)
			(68,773	)(c)
Total equity	11,554,690		(115,734)		11,438,956
Total liabilities and equity	$14,452,589		$(1,134,457)		$13,318,132

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

Consolidated Statements of Loss and Comprehensive Loss for the three and nine months ended June 30, 2022

	For the three months ended				For the nine months ended
	June 30, 2022				June 30, 2022
	Previously reported	Adjustments		As revised	Previously reported	Adjustments		As revised

Revenue	$276,722	-		$276,722	$625,057			$625,057
Operating expenses	$(1,053,115)	$(194,416	)(c)	$(1,247,531)	$(2,371,686)	$(200,681	)(c)	$(2,572,367)
Other income (expense)	$15,090	67,050	(c)	$82,140	$17,617	$131,908	(c)	$149,525
Net Loss	$(761,303)	(127,366)		$(888,669)	$(1,729,012)	$(68,773)		$(1,797,785)
Foreign currency translation adjustment	$(375,809)	$375,809	(c)	$-	$(266,122)	$266,122	(c)	$-
Comprehensive loss	$(1,137,112)	$248,443		$(888,669)	$(1,995,134)	197,349		$(1,797,785)
Loss Per Share- basic and diluted	$(0.36)	$(0.10)		$(0.46)	$(1.22)	$(0.05)		$(1.27)

(a)	Adjustment of decommissioning liability
(b)	Adjustment for correction of warrant fair value
(c)	Adjustment for functional currency change
(d)	Adjustment for reclassification of option cancellation

Consolidated Statements of Cash Flows

	For the nine months ended
	June 30, 2022
	Previously reported	Adjustments	As Revised

Net loss	$(1,729,012)	$(68,773)	$(1,797,785)
Net cash provided by (used in) operating activities	$(1,420,285)	$(54,653)	$(1,474,938)
Net cash provided by (used in) investing activities	$(202,136)	$438	$(201,698)
Net cash provided by (used in) financing activities	$6,963,404	$54,215	$7,017,619
Change in cash during the period	$5,340,983	$-	$5,340,983
Cash, beginning of the period	$25,806	$-	$25,806
Cash, end of the period	$5,366,789	$-	$5,366,789

3. IMMATERIAL CORRECTION TO PRIOR PERIODS

During fiscal 2022, The Company has discovered errors in prior years financial statements. The errors are as follows:

(a)	The Company had previously used the US Treasury bond rate in calculating its asset retirement obligations rather than an appropriate credit adjusted risk free rate. This caused the asset retirement obligations and related oil and gas properties in prior years to be overstated.
(b)	During fiscal 2021, the Company issued warrants for the acquisition of the Breedlove property. An incorrect volatility was used in the calculation of the fair value of the warrants causing an overstatement of oil and gas properties and equity.
(c)	The Company incorrectly reduced reserves and reduced accumulated deficit for cancellations of stock options on fully vested share-based compensation awards.
(d)	During 2021, payments on operating leases were accounted for as financing cash flows. These payments should have been operating cash flows.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

The table below represents the balances of the affected accounts on the Consolidated Balance Sheet as of September 30, 2021, the Consolidated Statement of Loss and Comprehensive Loss for the year ended September 30, 2021, Consolidated Statement of Equity, and the Consolidated Statement of Cash Flows for the year ended September 30, 2021. Certain of the prior year figures have been reclassified to conform to the current financial statement presentation.

Consolidated Balance Sheet

	Balance as reported on September 30, 2021	Adjustment of asset retirement obligations	Adjustment for correction of warrant fair value	Adjustment for reclassification of option cancellation	Total Adjustments	Balance as revised at September 30, 2021

Cash	$25,806					$25,806
Trade and other receivables	$12,984					$12,984
Prepaid expenses and deposits	$46,151					$46,151
Reclamation deposits	$144,847					$144,847
Property and equipment, net	$7,846,145	$(1,077,822)	$(129,348)		$(1,207,170)	$6,638,975
Right of use asset	$72,539					$72,539
Total assets	$8,148,472	$(1,077,822)	$(129,348)		$(1,207,170)	$6,941,302
Trade and other payables	$402,979					$402,979
Amounts due to related party	$16,628					$16,628
Convertible debentures	$78,500					$78,500
Lease liability	$78,949					$78,949
Loan payable	31,400					$31,400
Asset retirement obligations	$1,627,465	$(1,074,871)			$(1,074,871)	$552,594
Total liabilities	$2,235,921	$(1,074,871)			$(1,074,871)	$1,161,050
Common stock	$8,976,747					$8,976,747
Additional paid-in capital	$2,383,105		$(129,348)	$222,960	$93,612	$2,476,717
Accumulated other comprehensive loss	$(128,532)	1,119			$1,119	$(127,413)
Deficit	$(5,318,769)	$(4,070)		(222,960)	$(227,030)	$(5,545,799)
Total equity	$5,912,551	$(2,951)	$(129,348)		$(132,299)	$5,780,252
Total liabilities and equity	$8,148,472	$(1,077,822)	$(129,348)		$(1,207,170)	$6,941,302

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

Consolidated Statement of Loss and Comprehensive Loss

	For the year ended
	September 30, 2021
	Previously reported	Adjustments	As Revised

Revenue	$84,625	$-	$84,625
Operating expenses	$(661,632)	$(8,185)	$(669,817)
Other income (expense)	$(668,050)	$-	$(668,050)
Net Loss	$(1,245,057)	$(8,185)	$(1,253,242)
Foreign currency translation adjustment	$141,703	$1,186	$142,889
Comprehensive loss	$(1,102,709)	$(6,999)	$(1,109,708)
Loss Per Share- basic and diluted	$(1.83)	$(0.01)	$(1.84)

Consolidated Statement of Equity

	For the year ended
	September 30, 2021
	Previously reported	Adjustments	As Revised

Deficit at September 30, 2020	$(4,096,774)	$(195,783)	$(4,292,557)
Adjustment on cancelation of stock options	$(23,062)	$23,062	$-
Deficit at September 30, 2021	$(5,318,769)	$(227,030)	$(5,545,799)
Reserve at September 30, 2020	$1,192,123	$199,898	$1,392,021
Acquisition of property - warrants	$1,180,718	$(129,348)	$1,051,370
Reserve at September 30, 2021	$2,383,105	$93,612	$2,446,261
Net Loss	$(1,245,057)	$(8,185)	$(1,253,242)
Accumulated other comprehensive income at September 30, 2020	$(270,235)	$(67)	$(270,302)
Other comprehensive loss	$141,703	$1,186	$142,889
Accumulated other comprehensive income at September 30, 2021	$(128,532)	$1,119	$(127,413)

Consolidated Statement of Cash Flows

	For the year ended
	September 30, 2021
	Previously reported	Adjustments	As Revised

Net loss	$(1,245,057)	$(8,185)	$(1,253,242)
Net cash provided by (used in) operating activities	$(705,851)	$(35,747)	$(749,783)
Net cash provided by (used in) investing activities	$857,527	$-	$857,527
Net cash provided by (used in) financing activities	$(131,387)	$43,932	$(87,455)
Change in cash during the year	$20,289	$-	$20,289
Cash, beginning of the year	$5,517	$-	$5,517
Cash, end of the year	$25,806	$-	$25,806

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

The table below represents the balances of the affected accounts on the Consolidated Balance Sheet as of September 30, 2020, the Consolidated Statement of Loss and Comprehensive Loss for the year ended September 30, 2020, Consolidated Statement of Equity, and the Consolidated Statement of Cash Flows for the year ended September 30, 2020. Certain of the prior year figures have been reclassified to conform to the current financial statement presentation.

Consolidated Balance Sheet

	Balance as reported on September 30, 2020	Adjustment of asset retirement obligations	Adjustment for correction of warrant fair value	Adjustment for reclassification of option cancellation	Total Adjustments	Balance as revised at September 30, 2020

Cash	$5,517					$5,517
Trade and other receivables	$44,702					$44,702
Prepaid expenses and deposits	$15,603					$15,603
Assets held for sale	$2,924,465	$(210,124)			$(210,124)	$2,714,341
Reclamation deposits	$194,750					$194,750
Property and equipment, net	$3,765,914	$(517,364)			$(517,364)	$3,248,550
Right of use asset	$49,870					$49,870
Total assets	$7,000,821	$(727,488)			$(727,488)	$6,273,333
Trade and other payables	$713,696					$713,696
Amounts due to related party	$151,353					$151,353
Convertible debentures	$150,000					$150,000
Liabilities held for sale	$1,801,221	$(210,124)			$(210,124)	$1,591,097
Lease liability	$53,128					$53,128
Loan payable	30,000					$30,000
Asset retirement obligations	$792,814	$(521,412)			$(521,412)	$271,402
Total liabilities	$3,692,212	$(731,536)			$(731,536)	$2,960,676
Common stock	$6,453,039					$6,453,039
Additional paid-in capital	$1,222,579			$199,898	$199,898	$1,422,477
Accumulated other comprehensive loss	$(270,235)	(67)			$(67)	$(270,302)
Deficit	$(4,096,774)	$4,115		(199,898)	$(195,783)	$(4,292,557)
Total equity	$3,308,609	$4,048			$4,048	$3,312,657
Total liabilities and equity	$7,000,821	$(727,488)			$(727,488)	$6,273,333

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

3. IMMATERIAL CORRECTION TO PRIOR PERIODS (cont’d…)

Consolidated Statement of Loss and Comprehensive Loss

	For the year ended
	September 30, 2020
	Previously reported	Adjustments	As Revised

Revenue	$682,786	$-	$682,786
Operating expenses	$(1,101,747)	$(4,329)	$(1,106,076)
Other income (expense)	$(830,241)	$-	$(830,241)
Net Loss	$(1,249,202)	$(4,329)	$(1,253,531)
Foreign currency translation adjustment	$(39,084)	$8,377	$(30,707)
Comprehensive loss	$(270,235)	$(67)	$(270,302)
Loss Per Share- basic and diluted	$(1.87)	$(0.01)	$(1.88)

Consolidated Statement of Equity

	For the year ended
	September 30, 2020
	Previously reported	Adjustments	As Revised

Deficit at September 30, 2019	$(3,047,470)	$8,444	$(3,039,026)
Adjustment on cancelation of stock options	$(199,898)	$199,898	$-
Deficit at September 30, 2020	$(4,096,774)	$(195,783)	$(4,292,557)
Reserve at September 30, 2020	$1,192,123	$199,898	$1,392,021
Net Loss	$(1,249,202)	$(4,329)	$(1,253,531)
Accumulated other comprehensive income at September 30, 2019	$(231,151)	$(8,444)	$(239,595)
Other comprehensive loss	$(39,084)	$8,377	$(30,707)
Accumulated other comprehensive income at September 30, 2020	$(270,235)	$(67)	$(270,302)

Consolidated Statement of Cash Flows

	For the year ended
	September 30, 2020
	Previously reported	Adjustments	As Revised

Net loss	$(1,249,202)	$(4,329)	$(1,253,531)
Net cash provided by (used in) operating activities	$22,766	$(20,962)	$1,804
Net cash provided by (used in) investing activities	$(128,752)	$-	$(128,752)
Net cash provided by (used in) financing activities	$108,805	$20,962	$129,767
Change in cash during the year	$2,819	$-	$2,819
Cash, beginning of the year	$2,698	$-	$2,698
Cash, end of the year	$5,517	$-	$5,517

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020